TFA - Carrying amounts for sale treatmen not achieved (Details 5) - Other asset-backed financings - CHF (SFr) SFr in Millions	Jun. 30, 2021	Dec. 31, 2020
Trading assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	SFr 721	SFr 496
Other assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	198	246
Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(919)	(742)
Bank | Trading assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	721	496
Bank | Other assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	198	246
Bank | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	SFr (919)	SFr (742)